Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy of Plan's Assets and Estimated Fair Value of Plan's Investment Funds

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2025
	Level 1	Total
	(In Thousands)
Common stock	$60,667	$60,667
Mutual funds	141,373	141,373
Collective trust fund	346	346
Investments measured at NAV (a)		838,960
Total		$1,041,346

	2024
	Level 1	Total
	(In Thousands)
Common stock	$56,373	$56,373
Mutual funds	128,266	128,266
Investments measured at NAV (a)		693,656
Total		$878,295

(a)
In accordance with GAAP, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table sets forth a summary of the Plan’s investment funds with a reported estimated fair value using NAV per share at December 31:

	Fair Value
	2025	2024	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
	(In Thousands)
Galliard Stable Return Fund E	$62,771	$66,293	None	Immediate	None	12-month
BlackRock Equity Index Fund J	126,461	106,076	None	Immediate	None	None
Harbor Capital Appreciation R	70,339	62,958	None	Immediate	None	None
BlackRock LifePath® Portfolios Class O	565,338	447,863	None	Immediate	None	None
BlackRock Mid Cap Equity Index Fund M	10,582	8,536	None	Immediate	None	None
BlackRock Russell 2000 Index Fund M	1,624	931	None	Immediate	None	None
BlackRock US Debt Index Fund M	1,845	999	None	Immediate	None	None
Collective Trust Funds	$838,960	$693,656	None	Immediate	None	None